Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
16.	Segment Information

There was no segment information to be disclosed for the years ended December 31, 2017, 2018 and 2019, respectively. A summary of operation income (loss), net and long-lived assets by geographical areas is as follows:

Year ended December 31,	2017	2018	2019
Operation income from property within:
- PRC, excluding Hong Kong:	$1,851	$493	$2,965
Net income (loss) within:
- PRC, excluding Hong Kong	$(6,759)	$(10,590)	$(8,364)
- Hong Kong	10,703	(2,664)	(4,827)
Total net income (loss)	$3,944	$(13,254)	$(13,191)

As of December 31,	2018	2019
Long-lived assets by geographical area:
- Real estate properties under development in PRC, excluding Hong Kong	$171,610	$251,685
- Property, plant and equipment in PRC, excluding Hong Kong	27,186	25,624
- Hong Kong	256	326
- Right of use assets in PRC, excluding Hong Kong	—	3,597
- Hong Kong	—	481
Total long-lived assets	$199,052	$281,713